Inventory (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Finished goods	$ 103,297	$ 249,659
Raw materials	54,756	186,746
Total Inventory	$ 158,053	$ 436,405